UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 21202

John Hancock Preferred Income Fund II
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2017

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Preferred Income Fund II

Quarterly portfolio holdings 10/31/17

Fund’s investments
As of 10-31-17 (unaudited)
	Shares	Value
Preferred securities (A) 129.2% (85.0% of Total investments)		$583,648,217
(Cost $587,169,445)
Consumer staples 3.2%		14,720,000
Food and staples retailing 3.2%
Ocean Spray Cranberries, Inc., 6.250% (B)(C)	160,000	14,720,000
Energy 5.5%		24,941,283
Oil, gas and consumable fuels 5.5%
Kinder Morgan, Inc., 9.750% (C)(D)	663,332	24,941,283
Financials 51.0%		230,383,128
Banks 28.8%
Bank of America Corp., 6.500% (C)	180,000	4,816,800
Bank of America Corp., 6.625%	31,922	861,894
Barclays Bank PLC, 8.125% (C)(D)	340,000	9,071,200
BB&T Corp., 5.200% (C)	330,000	8,378,700
BB&T Corp., 5.625% (C)	450,000	11,493,000
Citigroup Capital XIII (3 month LIBOR + 7.750%), 7.542% (C)(E)	50,000	1,361,000
Citigroup, Inc., 5.800%	10,000	254,800
Citigroup, Inc., 6.875% (C)	60,000	1,619,400
Citigroup, Inc. (6.875% to 11-15-23, then 3 month LIBOR + 4.130%)	262,253	7,576,489
Citigroup, Inc. (7.125% to 9-30-23, then 3 month LIBOR + 4.040%) (C)	300,564	8,656,243
JPMorgan Chase & Co., 5.450% (C)	60,000	1,509,600
JPMorgan Chase & Co., 5.500% (C)	77,661	1,949,291
JPMorgan Chase & Co., 6.100% (C)	276,500	7,432,320
JPMorgan Chase & Co., 6.125% (C)	501,419	13,438,029
JPMorgan Chase & Co., 6.300% (C)	30,000	798,300
The PNC Financial Services Group, Inc., 5.375% (C)	70,000	1,788,500
The PNC Financial Services Group, Inc. (6.125% to 5-1-22, then 3 month LIBOR + 4.067%) (C)	145,000	4,091,900
U.S. Bancorp (6.500% to 1-15-22, then 3 month LIBOR + 4.468%) (C)(D)	570,000	16,404,600
Wells Fargo & Company, 6.000% (C)	250,000	6,535,000
Wells Fargo & Company, 8.000% (C)(D)	565,000	14,418,800
Wells Fargo & Company (6.625% to 3-15-24, then 3 month LIBOR + 3.690%)	249,225	7,130,327
Western Alliance Bancorp, 6.250%	15,000	396,150
Capital markets 7.9%
Deutsche Bank Contingent Capital Trust II, 6.550%	5,500	141,570
Deutsche Bank Contingent Capital Trust III, 7.600% (C)	300,000	7,812,000
Morgan Stanley, 6.625% (C)	175,000	4,686,500
Morgan Stanley (6.375% to 10-15-24, then 3 month LIBOR + 3.708%)	125,000	3,500,000
Morgan Stanley (6.875% to 1-15-24, then 3 month LIBOR + 3.940%)	86,000	2,455,300
Morgan Stanley (7.125% to 10-15-23, then 3 month LIBOR + 4.320%)	140,000	4,053,000
State Street Corp., 5.250% (C)	45,000	1,133,100
State Street Corp., 6.000% (C)(D)	445,000	11,983,850
Consumer finance 3.7%
Capital One Financial Corp., 6.200%	270,395	7,306,073
Capital One Financial Corp., 6.700%	52,925	1,431,621
Navient Corp., 6.000% (C)	319,272	7,742,346
Insurance 10.5%
Aegon NV, 6.375% (C)	432,498	11,201,698
Aegon NV, 6.500% (C)	220,000	5,731,000
Prudential Financial, Inc., 5.750% (C)	160,000	4,067,200
Prudential PLC, 6.500% (C)	103,000	2,721,260
2	JOHN HANCOCK Preferred Income Fund II | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Financials (continued)
Insurance (continued)
The Hartford Financial Services Group, Inc. (7.875% to 04-15-22, then 3 month LIBOR + 5.596%)	46,750	$1,399,228
The Phoenix Companies, Inc., 7.450% (C)	216,500	4,039,089
W.R. Berkley Corp., 5.625% (C)	740,000	18,485,200
Thrifts and mortgage finance 0.1%
Federal National Mortgage Association, Series S, 8.250% (F)	75,000	510,750
Health care 2.3%		10,270,450
Pharmaceuticals 2.3%
Teva Pharmaceutical Industries, Ltd., 7.000% (C)(D)	36,100	10,270,450
Industrials 2.2%		9,784,092
Machinery 2.2%
Stanley Black & Decker, Inc., 5.750% (C)	385,504	9,784,092
Real estate 14.0%		63,228,090
Equity real estate investment trusts 14.0%
American Homes 4 Rent, Series E, 6.350%	15,000	396,150
American Homes 4 Rent, Series F, 5.875%	55,000	1,430,000
American Homes 4 Rent, Series G, 5.875%	34,511	888,658
Crown Castle International Corp., Series A, 6.875% (C)	19,200	21,078,144
Digital Realty Trust, Inc., 6.350%	922	25,125
Digital Realty Trust, Inc., 7.375%	29,592	789,810
Federal Realty Investment Trust, Series C, 5.000%	80,000	1,960,000
Kimco Realty Corp., 6.000%	315,396	7,947,979
Public Storage, 5.200% (C)(D)	255,000	6,448,950
Senior Housing Properties Trust, 5.625% (C)	683,020	17,205,274
Ventas Realty LP, 5.450% (C)	200,000	5,058,000
Telecommunication services 11.9%		53,615,348
Diversified telecommunication services 4.0%
Qwest Corp., 6.125%	30,000	761,400
Qwest Corp., 6.500%	73,290	1,850,573
Qwest Corp., 6.750%	200,000	5,100,000
Qwest Corp., 6.875%	98,796	2,540,045
Qwest Corp., 7.000%	60,000	1,522,200
Qwest Corp., 7.500%	49,050	1,268,924
Verizon Communications, Inc., 5.900% (C)	185,000	4,952,450
Wireless telecommunication services 7.9%
Telephone & Data Systems, Inc., 6.625% (C)	168,297	4,330,281
Telephone & Data Systems, Inc., 6.875% (C)	115,519	2,960,752
Telephone & Data Systems, Inc., 7.000%	283,000	7,176,880
United States Cellular Corp., 6.950% (C)(D)	773,600	19,633,968
United States Cellular Corp., 7.250%	56,616	1,517,875
Utilities 39.1%		176,705,826
Electric utilities 25.9%
Alabama Power Company, 5.000%	339,000	8,654,670
Duke Energy Corp., 5.125% (C)(D)	734,449	18,787,205
Entergy Louisiana LLC, 5.250% (C)	220,000	5,522,000
FPL Group Capital Trust I, 5.875%	255,000	6,433,650
HECO Capital Trust III, 6.500% (C)	187,750	5,031,700
Interstate Power & Light Company, 5.100% (C)	158,837	4,069,404
NextEra Energy Capital Holdings, Inc., 5.125% (C)	80,000	2,022,400
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Preferred Income Fund II	3

	Shares	Value
Utilities (continued)
Electric utilities (continued)
NextEra Energy, Inc., 6.123%	308,000	$17,556,000
NSTAR Electric Company, 4.780%	15,143	1,514,300
PPL Capital Funding, Inc., 5.900% (C)	1,050,000	26,764,500
SCE Trust II, 5.100% (C)	458,444	11,823,271
SCE Trust III (5.750% to 3-15-24, then 3 month LIBOR + 2.990%) (C)	20,000	537,800
The Southern Company, 6.250% (C)(D)	310,000	8,363,800
Multi-utilities 13.2%
Dominion Energy, Inc., 6.750% (C)(D)	609,667	31,903,874
DTE Energy Company, 5.250% (C)	424,477	10,718,044
DTE Energy Company, 6.000%	76,475	2,087,768
DTE Energy Company, 6.500%	149,200	8,195,556

Integrys Holding, Inc. (6.000% to 8-1-23, then 3 month LIBOR + 3.220%) (C)	237,872	6,719,884
Common stocks 16.0% (10.5% of Total investments)		$72,130,238
(Cost $64,379,394)
Energy 13.7%		61,900,533
Oil, gas and consumable fuels 13.7%
BP PLC, ADR (C)(D)	511,000	20,782,370
ONEOK, Inc. (C)	382,500	20,758,275
Royal Dutch Shell PLC, ADR, Class A (C)(D)	323,019	20,359,888
Telecommunication services 0.9%		4,177,800
Diversified telecommunication services 0.9%
CenturyLink, Inc.	220,000	4,177,800
Utilities 1.4%		6,051,905
Multi-utilities 1.4%
CenterPoint Energy, Inc. (C)	110,000	3,253,800
National Grid PLC, ADR	45,833	2,798,105

	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 5.5% (3.6% of Total investments)				$24,703,375
(Cost $23,768,007)
Consumer discretionary 1.8%				7,828,125
Automobiles 1.8%
General Motors Financial Company, Inc. (5.750% to 9-30-27, then 3 month LIBOR + 3.598%) (G)	5.750	09-30-27	7,500,000	7,828,125
Energy 1.6%				7,285,250
Oil, gas and consumable fuels 1.6%
Energy Transfer LP (3 month LIBOR + 3.018%) (C)(E)	4.328	11-01-66	8,050,000	7,285,250
Financials 1.1%				5,075,000
Consumer finance 1.1%
Discover Financial Services (5.500% to 10-30-27, then 3 month LIBOR + 3.076%) (G)	5.500	10-30-27	5,000,000	5,075,000
Utilities 1.0%				4,515,000
Electric utilities 1.0%

Southern California Edison Company (6.250% to 2-1-22, then 3 month LIBOR + 4.199%) (C)(D)(G)	6.250	02-01-22	4,000,000	4,515,000
4	JOHN HANCOCK Preferred Income Fund II | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value

Capital preferred securities (H) 1.3% (0.9% of Total investments)				$5,922,308
(Cost $5,574,000)
Utilities 1.3%				5,922,308
Multi-utilities 1.3%
Dominion Resources Capital Trust III	8.400	01-15-31	5,000,000	5,922,308

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 0.0% (0.0% of Total investments)				$146,000
(Cost $146,000)
U.S. Government Agency 0.0%				146,000
Federal Agricultural Mortgage Corp. Discount Note	0.850	11-01-17	17,000	17,000
Federal Home Loan Bank Discount Note	0.500	11-01-17	129,000	129,000
Total investments (Cost $681,036,846) 152.0%				$686,550,138
Other assets and liabilities, net (52.0%)				(234,827,238)
Total net assets 100.0%				$451,722,900

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
LIBOR	London Interbank Offered Rate
(A)	Includes preferred stocks and hybrid securities with characteristics of both equity and debt that pay dividends on a periodic basis.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is pledged as collateral pursuant to the Credit Facility Agreement. Total collateral value at 10-31-17 was $504,611,967. A portion of the securities pledged as collateral were loaned pursuant to the Credit Facility Agreement. The value of securities on loan amounted to $201,053,659.
(D)	A portion of this security is on loan as of 10-31-17, and is a component of the fund's leverage under the Credit Facility Agreement.
(E)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(F)	Non-income producing security.
(G)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(H)	Includes hybrid securities with characteristics of both equity and debt that trade with, and pay, interest income.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The fund had the following country composition as a percentage of total investments on 10-31-17:
United States	87.9%
Netherlands	5.5%
United Kingdom	5.1%
Israel	1.5%
TOTAL	100.0%
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Preferred Income Fund II	5

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	520	Short	Dec 2017	$(65,908,903)	$(64,967,500)	$941,403
						$941,403
* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	60,000	USD	Fixed 2.136%	USD LIBOR BBA(a)	Semi-Annual	Quarterly	Oct 2022	—	$(112,021)	$(112,021)
								—	$(112,021)	$(112,021)

(a)	At 10-31-17, the 3 month LIBOR was 1.3812%

Derivatives currency abbreviations
USD	U.S. Dollar

Derivatives abbreviations
BBA	The British Banker's Association
LIBOR	London Interbank Offered Rate
OTC is an abbreviation for over-the-counter. See Notes to Fund's investments regarding investment transactions and other derivatives information.
6	JOHN HANCOCK Preferred Income Fund II | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Swaps are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of October 31, 2017, by major security category or type:

	Total value at 10-31-17	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Preferred securities
Consumer staples	$14,720,000	—	$14,720,000	—
Energy	24,941,283	$24,941,283	—	—
Financials	230,383,128	226,344,039	4,039,089	—
Health care	10,270,450	10,270,450	—	—
Industrials	9,784,092	9,784,092	—	—
Real estate	63,228,090	63,228,090	—	—
Telecommunication services	53,615,348	48,662,898	4,952,450	—
Utilities	176,705,826	169,985,942	6,719,884	—
Common stocks	72,130,238	72,130,238	—	—
Corporate bonds	24,703,375	—	24,703,375	—
Capital preferred securities	5,922,308	—	5,922,308	—
Short-term investments	146,000	—	146,000	—
Total investments in securities	$686,550,138	$625,347,032	$61,203,106	—
Derivatives:
Assets
Futures	$941,403	$941,403	—	—
Liabilities
Swap contracts	(112,021)	—	$(112,021)	—

Derivative instruments. The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of

       7

the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended October 31, 2017, the fund used futures contracts to manage against anticipated interest rate changes against preferred securities.

Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals. Swap agreements are privately negotiated in the OTC market or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as unrealized appreciation/depreciation of swap contracts. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

During the period ended October 31, 2017, the fund used interest rate swaps to manage against anticipated interest rate changes.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       8

More information

How to contact us
Internet	> www.jhinvestments.com
Mail	Computershare P.O. Box 30170 College Station, TX 77842-3170
Phone	Customer service representatives Portfolio commentary 24-hour automated information TDD line	800-852-0218 800-344-7054 800-843-0090 800-231-5469

	P11Q1	10/17
This report is for the information of the shareholders of John Hancock Preferred Income Fund II.		12/17

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.
Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Preferred Income Fund II

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	December 19, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	December 19, 2017

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	December 19, 2017